Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments

Jackpot Commitments

Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ in millions)	December 31, 2022
Current liabilities	57
Non-current liabilities	114
170

Future jackpot liabilities as of December 31, 2022 are due as follows:

($ in millions)	Previous Winners	Future Winners	Total
2023	22	35	57
2024	18	5	23
2025	15	1	16
2026	13	1	14
2027	11	1	12
Thereafter	66	11	77
Future jackpot payments due	146	52	198
Unamortized discounts			(27)
Total jackpot liabilities			170

Performance and other bonds

Certain contracts require us to provide a surety bond as a guarantee of performance for the benefit of customers; bid and litigation bonds for the benefit of potential customers; and WAP bonds that are used to secure our financial liability when a player elects to have their WAP jackpot winnings paid over an extended period of time.

These bonds give beneficiaries the right to obtain payment and/or performance from the issuer of the bond if certain specified events occur. In the case of performance bonds, which generally have a term of one year, such events include our failure to perform our obligations under the applicable contracts. In general, we would only be liable for these guarantees in the event of default in our performance of our obligations under each contract, the probability of which we believe is remote. Accordingly, no liability has been recorded as of December 31, 2022 and 2021 related to these bonds.

Legal Proceedings

From time to time, the Parent and/or one or more of its subsidiaries are party to legal, regulatory, or administrative proceedings regarding, among other matters, claims by and against us, and injunctions by third parties arising out of the ordinary course of business or its other business activities. Licenses are also subject to legal challenges by competitors seeking to annul awards made to the Company. The Parent and/or one or more of its subsidiaries are also, from time to time, subjects of, or parties to, ethics and compliance inquiries and investigations related to the Company’s ongoing operations. At December 31, 2022, provisions for all legal proceedings, including those discussed in detail below, was $225 million. With respect to legal proceedings where we have determined that an incremental loss is reasonably possible but we are unable to determine an estimate of that reasonably possible loss in excess of amounts already accrued, no additional amounts have been accrued, given the uncertainties of litigation and the inherent difficulty of predicting the outcome of legal proceedings.
Adrienne Benson and Mary Simonson, individually and on behalf of all others similarly situated v. Double Down Interactive LLC, et al.

On April 9, 2018, a plaintiff, Adrienne Benson, filed a putative class action against the Company’s wholly-owned subsidiary, International Game Technology, and Double Down Interactive LLC, a Washington limited liability company in the United States District Court for the Western District of Washington (the “Benson Matter”). On July 23, 2018, plaintiff filed a first amended complaint, adding named plaintiff Mary Simonson, and adding allegations to represent a putative class of all persons in the United States who purchased and allegedly lost virtual “chips” while playing games through an online gaming platform called Double Down Casino. On April 26, 2021, plaintiffs filed a second amended complaint naming IGT (“IGT U.S. Gaming OpCo”), a wholly-owned subsidiary of International Game Technology, as an additional defendant. Plaintiffs have asserted claims for alleged violations of Washington’s Recovery of Money Lost at Gambling Act, Washington’s Consumer Protection Act, and for unjust enrichment, and seeks unspecified money damages (including treble damages as appropriate), the award of reasonable attorneys’ fees and costs, pre- and post-judgment interest, and injunctive and/or declaratory relief.

International Game Technology acquired Double Down Interactive LLC (“DDI”) in 2012 and, effective June 1, 2017, sold DDI to DoubleU Diamond LLC (“DoubleU”) pursuant to a purchase agreement (the “Purchase Agreement”). At all times relevant, DDI was the sole operator of the Double Down Casino, and International Game Technology asserts, among other defenses, that it has no liability for the actions of a bona fide subsidiary.

On May 10, 2018, DDI and DoubleU sent a claim notice (the “DDI Claim Notice”) to International Game Technology seeking indemnification and reimbursement of defense costs for all claims against DoubleU and its affiliates (the “DoubleU Entities”) in the Benson Matter, pursuant to the Purchase Agreement. On June 7, 2018, International Game Technology responded to the DDI Claim Notice, rejecting any obligation to indemnify or pay defense costs of the DoubleU Entities, and sent a claim notice to DoubleU for indemnification and reimbursement of defense costs for all claims against International Game Technology in the Benson Matter pursuant to the terms of certain agreements with DoubleU.

On June 17, 2021, IGT U.S. Gaming OpCo sent a claim notice to DoubleU for indemnification and reimbursement of defense costs for all claims against IGT U.S. Gaming OpCo in the Benson Matter pursuant to the terms of certain agreements with DoubleU.

On August 29, 2022, the Company and DoubleDown Interactive Co., Ltd., parent company of DDI, announced an agreement in principle to settle the lawsuit and associated proceedings. Under the terms of the settlement, which would take effect only after final court approval of the proposed class settlement, a total of $415 million will be paid into a settlement fund, of which the Company’s subsidiaries will contribute $270 million and DDI will contribute $145 million. Subject to final court approval of the settlement in the Benson Matter, International Game Technology, IGT U.S. Gaming OpCo, and the DoubleU Entities have also resolved all indemnification and other claims between themselves and their respective subsidiaries and affiliates relating to the Benson Matter.

On November 14, 2022, the court granted preliminary approval of the settlement. As a result of the settlement agreement, the Company accrued $270 million of other non-operating expense, net for the year ended December 31, 2022, respectively, related to the loss associated with the Benson Matter and related claims between the Company and the DoubleU Entities. In November, 2022, the Company placed $50 million in escrow, resulting in $220 million recorded as DDI / Benson Matter provision as of December 31, 2022 in the consolidated balance sheets. The cash flows relating to this payment are reported in operating activities in the consolidated statements of cash flows.

The Company will continue to monitor these matters and may adjust its disclosure and accrual in accordance with its Process for Disclosure and Recording of Liabilities Related to Legal Proceedings as described in Note 2 - Summary of Significant Accounting Policies, herein.

Texas Fun 5’s Instant Ticket Game

IGT Global Solutions Corporation (formerly GTECH Corporation) is party to four lawsuits in Texas state court arising out of the Fun 5’s instant ticket game sold by the Texas Lottery Commission (“TLC”) from September 14, 2014 to October 21, 2014. Plaintiffs allege each ticket’s instruction for Game 5 provided a 5x win (five times the prize box amount) any time the “Money Bag” symbol was revealed in the “5X BOX”. However, TLC awarded a 5x win only when (1) the “Money Bag” symbol was revealed and (2) three symbols in a pattern were revealed.
(a)Steele, James et al. v. GTECH Corp., filed on December 9, 2014 in Travis County (No. D1GN145114). Through intervenor actions, over 1,200 plaintiffs claim damages in excess of $600 million, as alleged via discovery. GTECH Corporation’s plea to the jurisdiction for dismissal based on sovereign immunity was denied. GTECH Corporation appealed. The appellate court ordered that Plaintiffs’ sole remaining claim should be reconsidered. On April 27, 2018, this and a related matter were appealed to the Texas Supreme Court, which heard arguments on December 3, 2019. On June 12, 2020, the Texas Supreme Court ruled that Plaintiffs could proceed with their fraud allegations in the lower court; all other claims were dismissed. On March 26, 2021, October 29, 2021, and February 3, 2022 (two motions), GTECH Corporation filed motions for summary judgment. One such motion was denied on February 25, 2022, while the other three remain pending. The court has ordered the parties to mediation, which is scheduled to be held during the first quarter of 2023. Trial for the four bellwether plaintiffs is currently scheduled to begin in the second quarter of 2023.
(b)Guerra, Esmeralda v. GTECH Corp. et al., filed on June 10, 2016 in Hidalgo County (No. C277716B). Plaintiff claims damages in excess of $0.5 million. Trial is currently scheduled for July 10, 2023.
(c)Wiggins, Mario & Kimberly v. IGT Global Solutions Corp., filed on September 7, 2016 in Travis County (No. D1GN16004344). Plaintiffs claim damages in excess of $1 million.
(d)Campos, Osvaldo Guadalupe et al. v. GTECH Corp., filed on October 20, 2016 in Travis County (No. D1GN16005300). Plaintiffs claim damages in excess of $1 million.
We dispute the claims made in each of these cases and continue to defend against these lawsuits.